Revenue - Contract balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Revenue
Receivables, which are included in trade and other receivables	$ 961	$ 657
Contract liabilities	361	$ 444
Deferred income recognised during the period	6
Amount of performance obligations	$ 0